Balance Sheets (March 31, 2019 Unaudited) - Parenthetical - $ / shares	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Details
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	267,675,000	117,675,000	117,675,000
Common Stock, Shares, Outstanding	267,675,000	117,675,000	117,675,000